6. Debt instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments Classification [Abstract]
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 3,545,660	R$ 3,735,076	R$ 3,171,746
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		68,520,799	34,885,631	50,066,469
Financial Assets Measured At Fair Value Through Other Comprehensive Income	[1]	109,668,214	95,962,927	85,395,691
Financial Assets Measured At Amortized Cost		48,367,791	38,748,296	36,799,509
Of which:
Debt Instruments		49,945,226	40,803,323	39,513,460
Provision for impairment losses		(1,577,435)	(2,055,027)	(2,713,951)
Total		230,102,464	173,331,930	175,433,415
Type:
Government securities - Brazil	[2]	191,896,439	135,848,053	116,531,146
Debentures and Promissory notes		17,071,856	13,874,883	10,555,952
Other debt securities		21,134,169	23,608,994	48,346,317
Total		R$ 230,102,464	R$ 173,331,930	R$ 175,433,415

[1]	On December 31, 2018, management decided to change the classification of Financial Treasury Bills LFT, of the securities portfolio of Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (Getnet SA), Banco Bandepe SA and Santander Corretora de Cambio e Valores Mobiliarios S.A. (Santander CCVM), The securities were transferred from the Trading to Available for Sale category, in the amounts of R$739,430, R$14,099 and R$375,488, respectively, Such transfers did not impact the amounts of Consolidated and also did not generate effect on the result. The change in the category occurred due to the revaluation of the recent trading history of these assets.
[2]	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).